Segmented Information - Total Non-Current Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Greenstone gold interest	$ 72,844	$ 54,658
Royalty, stream and other interests	318,686	165,406
Total	391,530	220,064
Rosh Pinah, Namibia
Segmented Information
Royalty, stream and other interests	84,752
Kiaka, Burkina Faso
Segmented Information
Royalty, stream and other interests	57,138	58,730
Santa Rita, Brazil
Segmented Information
Royalty, stream and other interests	38,488
Kolpa, Peru
Segmented Information
Royalty, stream and other interests	32,863
El Pilar, Mexico
Segmented Information
Royalty, stream and other interests	17,490	17,490
Vittangi, Sweden
Segmented Information
Royalty, stream and other interests	15,000	15,000
Hackett River, Nunavut
Segmented Information
Royalty, stream and other interests	14,716	14,716
Toega, Burkina Faso
Segmented Information
Royalty, stream and other interests	11,205	11,205
Mocoa, Colombia
Segmented Information
Royalty, stream and other interests	10,000	10,000
Prairie Creek, Canada
Segmented Information
Royalty, stream and other interests	7,514	7,514
Blackwater, Canada
Segmented Information
Royalty, stream and other interests	7,217	7,538
Mercedes, Mexico
Segmented Information
Royalty, stream and other interests	5,321	6,231
Mason, Nevada
Segmented Information
Royalty, stream and other interests	4,876	4,876
Converse, Nevada
Segmented Information
Royalty, stream and other interests	4,391	4,391
Pilar, Brazil
Segmented Information
Royalty, stream and other interests	3,350	3,350
Cui Cui, Brazil
Segmented Information
Royalty, stream and other interests	2,070	2,070
Primavera, Nicaragua
Segmented Information
Royalty, stream and other interests	1,391	1,391
Other
Segmented Information
Royalty, stream and other interests	$ 904	$ 904